Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Retirement Benefits [Abstract]
Severance pay liability	$ 298,099	$ 298,044
Deposit with insurance companies	217,591	233,749
Severance expenses	$ 52,768	$ 35,015	$ 33,354